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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number: ________

   This Amendment (Check only one.): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BB Medtech AG
Address: Vordergasse 3
         Schaffhausen Switzerland CH-8200

Form 13F File Number: 28-6952

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Adrian Bruengger
Title: SIGNING AUTHORITY
Phone: 41 (44) 267 67 00


Signature, Place, and Date of Signing: /s/ Adrian Bruengger
                                       -----------------------------------------
                                       Schaffhausen, Switzerland,
                                       November 10, 2008

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               2

Form 13F Information Table Entry Total:          6

Form 13F Information Table Value Total:   $163,187
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
1     28-12665               Medsource N.V.
2     28-12664               Medcare N.V.


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                                  BB MEDTECH AG

                           FORM 13F INFORMATION TABLE

       COLUMN 1       COLUMN 2  COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
--------------------- -------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                                            VOTING AUTHORITY
                      TITLE OF             VALUE    SHS OR  SH/ PUT/ INVESTMENT   OTHER  ---------------------
    NAME OF ISSUER      CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
--------------------- -------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Celera Corp           COM      15100E106   32,121 2,079,000 SH       DEFINED           1 2,079,000   NONE NONE
Illumina Inc.         COM      452327109   33,689   831,200 SH       DEFINED           1   831,200   NONE NONE
Masimo Corp           COM      574795100    6,696   180,000 SH       DEFINED           1   180,000   NONE NONE
Millipore Corp        COM      601073109    5,160    75,000 SH       DEFINED           1    75,000   NONE NONE
Mindray Medical
   International Ltd. SPON ADR 602675100   33,730 1,000,000 SH       DEFINED           1 1,000,000   NONE NONE
Qiagen N.V.           ORD      N72482107   51,791 2,625,000 SH       DEFINED           2 2,625,000   NONE NONE


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